Property and Equipment - Depreciation and Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property and Equipment
Depreciation and amortization expense related to property and equipment	$ 20,151	$ 12,695	$ 7,416